Statements of Operations (Parenthetical)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
SERIES A
Weighted average number of Units outstanding	18,716.65	24,922.98	20,898.14	24,748.41	24,400.48	25,971.98
SERIES B
Weighted average number of Units outstanding	19,111.90	26,938.23	20,938.59	28,856.74	27,843.37	34,214.30